Current and deferred tax - Summary of Reconciliation of Benefit (Expenses) of Income Tax and Social Contribution (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Benefit (Expenses) Of Income Tax And Social Contribution [Line Items]
Loss before income tax	$ 9,663	$ (10,587)	$ (56,444)
Tax at the Brazilian tax rate	(3,285)	3,561	19,191
Technological innovation incentive law (Lei do bem)	3,927	2,257	0
Unrecognized deferred tax assets	(4,520)	(6,031)	(9,465)
Tax rate reconciliation	4,258	(3,796)	(6,381)
Other net differences	1,952	902	680
Total income tax	$ 2,332	$ (3,107)	$ 4,025
Effective rate	24.13%	29.35%	(7.13%)